Expense Example - Victory Pioneer Strategic Income Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 332
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,510
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	2,039
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	792
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,646
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 922